CONTRACT ASSETS (Details) ¥ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Non-current contract assets				¥ 89,713
Less: impairment allowance				(27)
Current contract assets				21,647
Less: impairment allowance				(706)
Contract asset				111,360
Service Concession Assets [Member]
IfrsStatementLineItems [Line Items]
Non-current contract assets	[1]			89,740
Current contract assets	[1]			7,423
Other Contract Assets [Member]
IfrsStatementLineItems [Line Items]
Current contract assets	[2]			¥ 14,930

[1]	Service concession assets bearing an imputed interest of 7% arose from the Group's revenue from construction service under a BOT arrangement rendered by the Group's subsidiary, Shaoguan Angrui. The facilities that the service concession arrangement relate to were under construction phases from June 2018 to January 2021 and commenced operation in January 2021.
[2]	The balances as of December 31, 2022 comprised contract assets arising from performance under a water treatment plant construction service contract. Such contracts include payment schedules that require progress payments over the service periods when milestones are reached.